Employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Employee benefits	Employee benefits
Defined benefit obligations

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Allowance for retirement defined benefit	3,282	3,281	3,713
Allowance for seniority awards	415	479	463
Total Defined benefit obligations	3,697	3,760	4,177
French law requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement. Benefits do not vest prior to retirement. The Company pays for this defined benefit plan. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final.
On March 24, 2016, the Company entered into an internal labor agreement with the employees representatives whereby the Company is committed to paying a seniority award after 15 years and 20 years of employment. This award is paid on the anniversary date. A similar award existed for employees having a seniority of 10 years but was not booked due to its insignificant amount. As such, in 2016 the Company recorded a provision for seniority awards and a corresponding charge included in “Personnel costs other than share-based payments” (see Note 14) other than payments in shares. These awards meet the definition of other long-term benefits under IAS 19. This provision is determined by an external actuary firm based on the assumptions disclosed hereafter and amounts to €463 thousand as of December 31, 2020 (€479 thousand as of December 31, 2019).
The main actuarial assumptions used to evaluate retirement benefits are the following:

	Year ended December 31,
	2018	2019	2020
Economic assumptions
Discount rate (iBoxx Corporate AA) for retirement	1.80%	1.05%	0.50%
Annual rate of increase in wages	4.50%	3.00%	3.00%
Demographical assumptions
Type of retirement	At the initiative of the employee	At the initiative of the employee	At the initiative of the employee
Annual mobility rate	2.0%	1.90%	2.6%
Rate of contributions	45.20%	47.07%	45.17%
Rate of wages costs	23.29%	22.54%	22.06%
Age at retirement
- Executives	64 years	64 years	64 years
- Non executives	62 years	62 years	62 years
Mortality table	TH-TF 00-02	TH-TF 00-02	TH-TF 00-02
Annual turnover by tranche of age	All personnel	All personnel	All personnel
16-24 years	5.0%	5.0%	6.0%
25-29 years	3.0%	3.5%	5.0%
30-34 years	2.5%	2.5%	3.7%
35-39 years	2.0%	2.0%	3.0%
40-44 years	1.5%	1.5%	2.0%
45-49 years	1.0%	1.0%	1.0%
+50 years	0%	0%	0%
Changes in the projected benefit obligation for the periods presented were as follows (in thousands of euro):

As of January 1, 2018	2,621
Service cost	434
Interest costs	43
Actuarial loss	599
As of December 31, 2018	3,697
Service cost	630
Interest costs	55
Actuarial gain	(622)
As of December 31, 2019	3,760
Service cost	252
Interest costs	(35)
Actuarial loss	200
As of December 31, 2020	4,177
There is no asset covering the defined benefit obligations.
An increase/decrease of +/- 50 basis point of the discount rate would result in a decrease/increase of the total benefit obligation of €328 thousand.
The amounts recognized as an expense linked to defined contributions plans amounted to €1,277 thousand, €1,375 thousand and €1,420 thousand in the years ended December 31, 2018, 2019 and 2020, respectively.